Operating Profit (Tables)	12 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Schedule of operating expenses

	2022 £’000	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Operating profit is stated after charging/(crediting):
Depreciation of owned property, plant and equipment	6,634	5,086	4,795
Depreciation of assets held under finance leases	—	—	21
Depreciation of right-of-use assets	10,958	10,449	9,072
Impairment of right-of-use assets	214	1,697	—
Amortisation of intangible assets	11,163	7,215	4,363
Net gain on disposal of property, plant and equipment	(73)	(36)	(11)
Net gain on disposal of right-of-use asset	(187)	(56)	(23)
Net gain on disposal of subsidiary	—	—	(2,215)
Loss / (Gain) on derecognition of right-of-use assets sub-leased	132	—	(472)
Research and development expenditure credit	(2,211)	(2,642)	(1,600)
Government grants	(642)	(503)	(670)
Share-based compensation expense	35,005	24,427	15,663
Discretionary EBT bonus	—	—	27,874
Expected credit loss allowance on trade receivables	765	(30)	3,169
Expected credit loss allowance on accrued income	(26)	34	—
Operating lease costs:
Land and buildings	855	788	1,053
(1) Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).

Schedule of auditors' remuneration
The Group recognised the following fees from its auditors in respect of the audit of the financial statements and for other services provided to the Group:

	2022 £’000	2021 £’000	2020 £’000
Audit of the financial statements	£925	£813	£840
Subsidiary local statutory audits	87	87	103
SOX attestation fees	1,485	1,470	832
Total audit fees	2,497	2,370	1,775
Total auditor’s remuneration	£2,497	£2,370	£1,775